10-Q Other (expense) income, net	3 Months Ended
Mar. 31, 2026
Other Nonoperating Income (Expense) [Abstract]
Other (expense) income, net	Other income (expense), net
Other income (expense), net consists of the following for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
(Loss) gain on disposal of assets	$(3,049)	$4,624	$(8,541)
(Loss) gain on investments	(343)	6,624	2,073
Gain on extinguishment of debt	1,685	257	2,065
Foreign exchange gain (loss)	3,686	(1,617)	(4)
Miscellaneous other income	3,603	6,096	2,354
Other income (expense), net	$5,582	$15,984	$(2,053)